NATIONS FUNDS TRUST
Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Nations Funds Trust (the "Trust") that the forms of Prospectuses and the form of Statement of Additional Information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 35, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on July 30, 2004.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of August, 2004.

NATIONS FUNDS TRUST

/s/ Robert B. Carroll__________

Robert B. Carroll
Secretary